Curian Guidance - International Opportunities Moderate Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

In the prospectus for the Curian Guidance – International Opportunities Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Moderate Fund
Management Fees		0.20%
Other Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.23%
Total Annual Fund Operating Expenses		1.66%
Less Waiver/Reimbursement	[3]	none
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.66%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[3]	Curian has entered into a contractual agreement with the Fund under which it will waive 0.05% of its Management Fees for total net assets greater than $1 billion. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.